Basis of Presentation and Summary of Significant Accounting Policies, Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 26, 2020	Sep. 28, 2019	Sep. 29, 2018
Goodwill [Abstract]
Revenue growth rate	3.00%
Impairment charges	$ 0	$ 0	$ 0
Cumulative goodwill impairment charges	165
Goodwill [Roll Forward]
Goodwill, beginning balance	5,051	2,944
Foreign currency translation adjustment	16	(67)
Acquisitions		2,216
Final RPC purchase price valuation	159
Held for sale	(53)	(42)
Goodwill, ending balance	$ 5,173	5,051	2,944
Minimum [Member]
Goodwill [Abstract]
Discount rate	9.00%
Maximum [Member]
Goodwill [Abstract]
Discount rate	11.50%
Consumer Packaging International [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 1,664	263
Foreign currency translation adjustment	32	(73)
Acquisitions		1,474
Final RPC purchase price valuation	303
Held for sale	0	0
Goodwill, ending balance	1,999	1,664	263
Consumer Packaging North America [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	1,691	1,192
Foreign currency translation adjustment	0	(1)
Acquisitions		500
Final RPC purchase price valuation	(151)
Held for sale	0	0
Goodwill, ending balance	1,540	1,691	1,192
Engineered Materials [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	733	493
Foreign currency translation adjustment	0	0
Acquisitions		240
Final RPC purchase price valuation	7
Held for sale	(40)	0
Goodwill, ending balance	700	733	493
Health, Hygiene & Specialties [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	963	996
Foreign currency translation adjustment	(16)	7
Acquisitions		2
Final RPC purchase price valuation	0
Held for sale	(13)	(42)
Goodwill, ending balance	$ 934	$ 963	$ 996